EQUITY (Details 2)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Equity [Abstract]
Dividend yield	0.00%	0.00%
Expected life	3 years	5 years
Expected volatility, minimum	140.00%	176.00%
Expected volatility, maximum	169.00%	177.00%
Risk free interest rate	0.40%
Risk free interest rate, minimum		1.51%
Risk free interest rate, maximum		1.71%